Related Party Balances and Transactions - Schedule of Loan from Related Parties (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)
Related Party [Member]
Schedule of Loan from Related Parties [Line Items]
Total Related Parties	$ 3,318,927	¥ 22,604,882	¥ 22,604,882
Related party loan – current
Related party loan – non-current	$ 3,318,927		22,604,882	¥ 22,604,882
Shanghai Junei Internet Co. [Member]
Schedule of Loan from Related Parties [Line Items]
Relationship	Under common control of Jie Zhao	Under common control of Jie Zhao
Total Related Parties	$ 3,318,927	¥ 22,604,882	¥ 22,604,882